Morningstar Total Return Bond Fund
Morningstar Total Return Bond Fund
Investment Objective
The Fund seeks to maximize total return while also generating income and preserving capital.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Morningstar Total Return Bond Fund Morningstar Total Return Bond Fund
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Account Service Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Morningstar Total Return Bond Fund Morningstar Total Return Bond Fund
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Sub-accounting Fees	0.10%	[1],[2]
Other Operating Expenses	0.11%	[1]
Total Other Expenses	0.21%	[1]
Acquired Fund Fees and Expenses	0.01%	[3]
Total Fund Annual Fund Operating Expenses	0.66%
Fee Waivers and Expense Reimbursement	(0.12%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.54%	[4]
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.
[3]	Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.
[4]	The adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53%. Note that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement in the table above is greater than 0.53% as a result of Acquired Fund Fees and Expenses. Subject to approval by the board, the Fund has agreed to reimburse the adviser for any waived fees or expenses assumed for the Fund in later periods; provided, however, that the repayment shall be payable only to the extent that it (1) can be made during the three years after the end of the calendar month in which the adviser waived fees or assumed expenses for the Fund, and (2) can be repaid without causing the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) to exceed the lesser of any applicable expense limitation that was in place for the Fund at the time of the waiver and/or assumption of expenses or at the time of the repayment.

Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Morningstar Total Return Bond Fund | Morningstar Total Return Bond Fund | USD ($)	55	186

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new, no portfolio turnover statistics are available as of the date of this prospectus.
Principal Investment Strategies
In seeking to maximize total return while also generating income and preserving capital, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality.

The Fund invests primarily in investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may also invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

In addition, the Fund may invest up to 15% of its assets in collateralized debt obligations (CDOs), of which 10% (as a percentage of the Fund’s assets) may be in collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund may also invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also enter into reverse repurchase agreements and dollar rolls.

Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser, Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”), may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, exchange traded funds (ETFs), and individual securities. Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and deciding what percent of assets to give to each subadviser, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Principal Risks
This Fund is designed to offer a moderate level of risk, but you can lose money by investing in the Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:

Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark.

Interest-Rate Risk—The value of fixed-income securities will typically decline when interest rates rise.

Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.

High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

CDO Risk—In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.

Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Currency Risk—Because this Fund invests in foreign securities, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.

U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline.

Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage-related and asset-backed securities are typically subject to the same risks inherent to investing in fixed-income securities as well as extension risk and prepayment risk:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
Reverse Repurchase Agreements Risk—Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Dollar Rolls Risk—Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

Private Placements Risk—Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue.
Performance
Because the Fund has not yet started operations as of the date of this prospectus, we cannot yet report on its performance history. Once the Fund has been in operation for at least one calendar year, we will provide performance information for the Fund, as well as a comparison to a relevant market benchmark.